Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt [Abstract]
Schedule of Indebtedness to Third Parties

Indebtedness to third parties consists of the following:

	March 31, 2026	December 31, 2025
Current Credit Facility – Revolver	$19,283,000	$17,618,000
Current Credit Facility – Term Loan	5,593,000	5,855,000
Solar Credit Facility	957,000	971,000
Finance lease obligations	726,000	784,000
Loans Payable – financed assets	3,000	5,000
Subtotal	26,562,000	25,233,000
Less: Current portion	(25,102,000)	(23,721,000)
Long-Term Portion	$1,460,000	$1,512,000

Indebtedness to third parties consists of the following:

	December 31, 2025	December 31, 2024
Revolving loan to Webster Bank (“Webster”)	$17,618,000	$12,905,000
Term loan, Webster	5,855,000	5,225,000
CT Green Bank Loan	971,000	970,000
Finance lease obligations	784,000	1,007,000
Loans Payable – financed assets	5,000	14,000
Subtotal	25,233,000	20,121,000
Less: Current portion	(23,721,000)	(18,362,000)
Long Term Portion	$1,512,000	$1,759,000

Schedule of Payments Due Under the Term Loan

The below table shows the timing of payments due under the Term Loan:

For the year ending	Amount
December 31, 2026 (remainder of year)	$5,593,000
Term Loan payable	5,593,000
Less: Current portion of Term Loan payable	(5,593,000)
Total long-term portion of Term Loan payable	$—

The below table shows the timing of payments due under the Term Loan:

For the year ending	Amount
December 31, 2026	$5,855,000
Term Loan payable	5,855,000
Less: Current portion of Term Loan payable	(5,855,000)
Total long-term portion of Term Loan payable	$—

Schedule of Finance Lease Obligations
	Three Months Ended
	March 31, 2026	March 31, 2025
Finance Lease cost:
Amortization of ROU assets	$49,000	$49,000
Interest on lease liabilities	14,000	18,000
Total lease Costs	$63,000	$67,000

Other Information:
Cash Paid for amounts included in the measurement lease liabilities:
Financing cash flow from finance lease obligations	$58,000	$54,000

Supplemental disclosure of non-cash activity
Acquisition of finance lease asset	$—	$—
	March 31, 2026	December 31, 2025
Weighted Average Remaining Lease Term – in years	3.6	4.8
Weighted Average Discount rate – %	7.43%	7.44%
Interest expense related to the finance leases amounted to approximately $66,000 and $73,000 for the years ended December 31, 2025 and 2024, respectively
	Year Ended
	December 31, 2025	December 31, 2024
Finance Lease cost:
Amortization of ROU assets	$197,000	$176,000
Interest on lease liabilities	66,000	73,000
Total lease Costs	$263,000	$249,000
Other Information:
Cash Paid for amounts included in the measurement lease liabilities:
Financing cash flow from finance lease obligations	$223,000	$196,000

Supplemental disclosure of non-cash activity
Acquisition of finance lease asset	$—	$319,000
	December 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term – in years	4.1	4.8
Weighted Average Discount rate – %	7.43%	7.44%

Schedule of Future Minimum Finance Lease Payments

As of March 31, 2026, the aggregate future minimum finance lease payments, including imputed interest are as follows:

For the year ending	Amount
December 31, 2026 (remainder of year)	$193,000
December 31, 2027	190,000
December 31, 2028	190,000
December 31, 2029	190,000
December 31, 2030	75,000
Total future minimum finance lease payments	838,000
Less: imputed interest	(112,000)
Less: Current portion	(194,000)
Long-term portion	$532,000

As of December 31, 2025, the aggregate future minimum finance lease payment, including imputed interest are as follows:

For the year ending	Amount
December 31, 2026	$266,000
December 31, 2027	190,000
December 31, 2028	190,000
December 31, 2029	190,000
December 31, 2030	74,000
Total future minimum finance lease payments	$910,000
Less: imputed interest	(126,000)
Less: Current portion	(215,000)
Long-term portion	$569,000

Schedule of Annual Maturities

Annual maturities of this loan are as follows:

For the year ending	Amount
December 31, 2026 (remainder of year	$3,000
Loans Payable – financed assets	3,000
Less: Current portion	(3,000)
Long-term portion	$—
Annual maturities of this loan are as follows:
For the year ending	Amount
December 31, 2026	5,000
Loans Payable – financed assets	5,000
Less: Current portion	(5,000)
Long-term portion	$—

Schedule of Related Party Notes Outstanding

The Related Party Notes outstanding as of March 31, 2026 and December 31, 2025 consist of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,416,000	$1,905,000	$—	$4,321,000
Subordinated Notes	—	550,000	—	550,000
Total	$2,416,000	$2,455,000	$—	$4,871,000

The Related Party Notes outstanding as of December 31, 2025 consists of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,416,000	$1,905,000	$—	$4,321,000
Subordinated Notes	—	550,000	—	550,000
Total	$2,416,000	$2,455,000	$—	$4,871,000

The Related Party Notes outstanding as of December 31, 2024 consist of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,666,000	$1,905,000	$241,000	$4,812,000
Subordinated Notes	800,000	550,000	—	1,350,000
Total	$3,466,000	$2,455,000	$241,000	$6,162,000